TRANSACTIONS WITH RELATED PARTIES - Summary of Total Compensation of the Company's Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Fixed	R$ 36,203	R$ 47,655	R$ 66,619
Variable	212,189	197,026	143,349
Total	248,392	244,681	209,968
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Fixed	8,212	13,252	15,043
Variable	11,660	146,603	72,187
Total	19,872	159,855	87,230
Executive Board [Member]
Disclosure of transactions between related parties [line items]
Fixed	27,991	34,403	51,576
Variable	200,529	50,423	71,162
Total	R$ 228,520	R$ 84,826	R$ 122,738